Employee Benefits	12 Months Ended
Mar. 31, 2021
Compensation Related Costs [Abstract]
Employee Benefits	Employee Benefits
Defined Benefit Plans
The Company and some of its subsidiaries have various defined benefit plans such as lump-sum retirement payments plans and defined benefit pension plans, which define the amount of benefits that an employee will receive on or after retirement, usually based on one or more factors, such as age, years of employment, compensation, classes, and service.
The Company’s defined benefit plans are the most significant plans among Takeda’s defined benefit obligations and plan assets.
Defined benefit pension plans
Japan
The Company’s corporate defined benefit pension plan in Japan is a funded defined benefit pension plan, which is regulated by the Defined-Benefit Corporate Pension Act, one of the Japanese pension laws. Benefits are paid in exchange for services rendered by employees who worked for more than a specified period, typically three years, considering their years of service and the degree of their contribution to the Company.
The Company’s pension fund (the “Fund”) is an independent entity established in accordance with the Japanese pension laws, and Takeda has an obligation to make contributions. The Director(s) of the Fund has the fiduciary duty to comply with laws; the directives by the Minister of Health, Labor and Welfare, and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws; and the by-laws of the Fund and the decisions made by the Board of Representatives of the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.
Foreign
Other types of defined benefit pension plans operated by Takeda are generally established and operated in the same manner as described above and in accordance with local laws and regulations where applicable.
The present value of the defined benefit obligation is calculated annually based on actuarial valuations that are dependent upon a number of assumptions, including discount rates and future salary (benefit) increases. Service costs charged to operating expense related to defined benefit plans represent the increase in the defined benefit liability arising from pension benefits earned by active participants in the current period. Takeda is exposed to investment and other experience risks and may need to make additional contributions where it is estimated that the benefits will not be met from regular contributions, expected investment income, and assets held.
The amounts recognized in the consolidated statements of profit or loss and the consolidated statements of financial position are as follows:

Consolidated statements of profit or loss

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Japan	¥4,621	¥4,769	¥(2,696)
Foreign	6,786	11,493	10,655
Defined benefit costs	¥11,407	¥16,262	¥7,959
Consolidated statements of financial position

	JPY (millions) As of March 31, 2020
	Japan	Foreign	Total
Present value of defined benefit obligations	¥190,552	¥226,400	¥416,952
Fair value of plan assets	211,114	79,600	290,714
Net defined benefit liabilities (assets)	¥(20,562)	¥146,800	¥126,238

Consolidated statements of financial position
Net defined benefit liabilities	¥9,817	¥146,800	¥156,617
Net defined benefit assets	30,379	—	30,379
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(20,562)	¥146,800	¥126,238

	JPY (millions) As of March 31, 2021
	Japan	Foreign	Total
Present value of defined benefit obligations	¥180,321	¥251,767	¥432,088
Fair value of plan assets	231,038	102,354	333,392
Effect of asset ceiling	25,757	—	25,757
Net defined benefit liabilities (assets)	¥(24,960)	¥149,413	¥124,453

Consolidated statements of financial position
Net defined benefit liabilities	¥9,444	¥149,413	¥158,857
Net defined benefit assets	34,404	—	34,404
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(24,960)	¥149,413	¥124,453
Net defined benefit assets were included in other non-current assets on the consolidated statements of financial position.
Defined benefit obligations
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2020
	Japan	Foreign	Total
At beginning of the year	¥198,293	¥227,975	¥426,268
Current service cost	4,832	9,580	14,412
Interest cost	1,166	4,021	5,187
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(1,787)	(1,155)	(2,942)
From changes in financial assumptions	(5)	4,417	4,412
Experience adjustments	(1,351)	(2,495)	(3,846)
Past service cost	46	(580)	(534)
Settlement	(70)	48	(22)
Benefits paid	(10,390)	(10,419)	(20,809)
Effect of business combinations and disposals	(182)	62	(120)
Foreign currency translation differences	—	(5,054)	(5,054)
At end of the year	¥190,552	¥226,400	¥416,952

	JPY (millions) For the Year Ended March 31, 2021
	Japan	Foreign	Total
At beginning of year	¥190,552	¥226,400	¥416,952
Current service cost	4,621	8,937	13,558
Interest cost	1,145	3,772	4,917
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	1,359	(2,336)	(977)
From changes in financial assumptions	(1,497)	7,161	5,664
Experience adjustments	6,163	2,148	8,311
Past service cost	(7,195)	(781)	(7,976)
Benefits paid	(13,344)	(8,961)	(22,305)
Contributions by the employees	—	2,307	2,307
Effect of business combinations and disposals	(1,483)	(131)	(1,614)
Foreign currency translation differences	—	13,251	13,251
At end of the year	¥180,321	¥251,767	¥432,088
The remaining weighted average duration of the defined benefit obligations was 15.9 years and 15.4 years as of March 31, 2020 and 2021, respectively.
Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
2020
Japan	0.6%	2.6%
Foreign	1.7%	2.9%
2021
Japan	0.7%	2.5%
Foreign	1.4%	2.7%
As of March 31, 2020 and 2021, future salary increases were not used to determine the present value of the defined benefit obligations related to certain defined benefit plans.
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
2020
Japan	+0.50%	¥(11,855)	+0.50%	¥484
	-0.50%	13,322	-0.50%	(457)
Foreign	+0.50%	(19,559)	+0.50%	3,041
	-0.50%	18,972	-0.50%	(2,668)
2021
Japan	+0.50%	(11,546)	+0.50%	6
	-0.50%	13,012	-0.50%	(6)
Foreign	+0.50%	(19,818)	+0.50%	3,689
	-0.50%	22,881	-0.50%	(3,347)
Plan assets
The defined benefit plans are independent of Takeda and funded only by contributions from Takeda. Takeda’s investment policies are designed to secure the necessary returns in the long-term within acceptable risk levels to ensure payments of pension benefits to eligible participants, including future participants. The acceptable risk level in the return rate on the plan assets is derived from a detailed study considering the mid- to long-term trends and the changes in income such as contributions and payments. Based on policies and studies, after consideration of issues such as the expected rate of return and risks, Takeda formulates a basic asset mix which aims at an optimal portfolio on a long-term basis with the selection of appropriate investment assets.
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021
Balance at beginning of the year	¥303,816	¥290,714
Interest income on plan assets	2,803	2,540
Remeasurement of defined benefit plans Return on plan assets	(9,680)	40,902
Contributions by the employer	9,036	7,940
Contributions by the employees	—	2,307
Settlement	851	—
Benefits paid	(17,226)	(14,291)
Effect of business combinations and disposals	70	(1,218)
Foreign currency translation differences	1,044	4,498
Balance at end of the year	¥290,714	¥333,392
Takeda expects to contribute 7,750 million JPY to the defined benefit plans for the year ending March 31, 2022.
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2020		2021
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥10,519	¥2,622	¥11,789	¥3,520
Foreign	16,786	80,298	23,849	96,744
Bonds:
Japan	2,196	13,080	1,441	16,846
Foreign	10,203	39,965	13,395	44,159
Life insurance company general accounts	—	89,599	—	95,859
Cash and cash equivalent	14,481	—	9,625	—
Others	(1,215)	12,180	199	15,966
Total plan assets	¥52,970	¥237,744	¥60,298	¥273,094
Equities and bonds with no quoted prices in active markets includes pooled funds that are primarily invested in listed securities on active markets. Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on a pooled basis.
Changes in effect of asset ceiling for the periods presented are as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021
Balance at beginning of the year	¥—	¥—
Remeasurement Changes in effect of asset ceiling	—	25,757
Balance at end of the year	¥—	¥25,757
Defined Contribution Plans
The Company and some of the Company’s subsidiaries offer defined contribution benefit plans.
Benefits of defined contribution plans are linked to contributions paid, the performance of each participant’s chosen investments, and the form in which participants choose to redeem their benefits. Contributions made into these plans are generally paid into an independently administered fund.
Contributions payable by Takeda for these plans are charged to operating expenses. Takeda has no exposure to investment risks and other experience risks with regard to defined contribution plans.
The amount of defined contribution costs was 21,068 million JPY, 25,138 million JPY, and 34,052 million JPY for the years ended March 31, 2019, 2020 and 2021, respectively. These amounts include contributions to publicly provided plans.
Other Employee Benefit Expenses
Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Salary	¥272,930	¥417,860	¥418,087
Bonuses	89,439	135,938	105,772
Other	93,711	157,722	163,443
The above table does not include severance expenses.